Expense Example {- Automotive Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 - Automotive Portfolio - Automotive Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084